Convertible notes (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Convertible Notes
	June 30,	December 31,
	2025	2024
Principal amounts	$460,000	$460,000
Unamortized issuance costs	857	2,140
Net carrying amount	$459,143	$457,860